World Omni Auto Receivables Trust 2008-A Monthly Servicer Certificate May 31, 2008	Exhibit 99.1

Dates Covered
Collections Period	05/01/08 - 05/31/08
Interest Accrual Period	05/15/08 - 06/15/08
30/360 Days	30
Actual/360 Days	32
Distribution Date	06/16/08

Collateral Pool Balance Data	$ Amount	# of Accounts
Receivables Balance at 04/30/08	1,114,498,911.87	63,228
Principal Payments	32,988,704.83	1,377
Defaulted Receivables	533,285.30	20
Repurchased Accounts	0.00	0

Pool Balance at 5/31/08	1,080,976,921.74	61,831

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	1,176,470,667.40	65,251
Delinquent Receivables:
Past Due 31-60 days	12,168,060.00	684
Past Due 61-90 days	2,771,656.93	147
Past Due 91 + days	732,543.84	38

Total	15,672,260.77	869

Total 31+ Delinquent as % Ending Pool Balance	1.45%

Recoveries	268,853.33

Aggregate Net Losses—May 2008	264,431.97

Overcollateralization Target Amount	16,214,653.83

Actual Overcollateralization	13,960,643.03

Weighted Average APR	8.49%

Weighted Average Remaining Term	61.13

Flow of Funds	$ Amount
Collections	40,802,608.04
Advances	73,650.28
Investment Earnings on Cash Accounts	131,806.03
Servicing Fee	(928,749.09)
Interest Rate Swap Receipt	18,831.82

Available Funds	40,098,147.08

Distributions of Available Funds
(1) Monthly Swap Payment Amount	0.00
(2) Class A Interest	3,334,236.59
(3) First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Second Priority Principal Distributable Amount	22,803,267.46
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable	13,960,643.03
(8) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	40,098,147.08

Servicing Fee	928,749.09
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	1,100,000,000.00
Original Class B	70,588,000.00

Total Class A & B
Note Balance @ 05/15/08	1,103,780,189.20
Principal Paid	36,763,910.49
Note Balance @ 6/16/08	1,067,016,278.71

Class A-1
Note Balance @ 05/15/08	199,192,189.20
Principal Paid	36,763,910.49
Note Balance @ 6/16/08	162,428,278.71
Note Factor @ 6/16/08	61.0632627%

Class A-2
Note Balance @ 05/15/08	336,000,000.00
Principal Paid	—
Note Balance @ 6/16/08	336,000,000.00
Note Factor @ 6/16/08	100.0000000%

Class A-3a
Note Balance @ 05/15/08	210,000,000.00
Principal Paid	—
Note Balance @ 6/16/08	210,000,000.00
Note Factor @ 6/16/08	100.0000000%

Class A-3b
Note Balance @ 05/15/08	107,000,000.00
Principal Paid	—
Note Balance @ 6/16/08	107,000,000.00
Note Factor @ 6/16/08	100.0000000%

Class A-4
Note Balance @ 05/15/08	181,000,000.00
Principal Paid	—
Note Balance @ 6/16/08	181,000,000.00
Note Factor @ 6/16/08	100.0000000%

Class B
Note Balance @ 05/15/08	70,588,000.00
Principal Paid	—
Note Balance @ 6/16/08	70,588,000.00
Note Factor @ 6/16/08	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,334,236.59
Total Principal Paid	36,763,910.49

Total Paid	40,098,147.08

Class A-1
Coupon	2.92200%
Interest Paid	517,368.51
Principal Paid	36,763,910.49

Total Paid to A-1 Holders	37,281,279.00

Class A-2
One-Month Libor	2.51438%
Coupon	3.51438%
Interest Paid	1,049,628.16
Principal Paid	0.00

Total Paid to A-2 Holders	1,049,628.16

Class A-3a
Coupon	3.94000%
Interest Paid	689,500.00
Principal Paid	0.00

Total Paid to A-3a Holders	689,500.00

Class A-3b
One-Month Libor	2.51438%
Coupon	3.81438%
Interest Paid	362,789.92
Principal Paid	0.00

Total Paid to A-3b Holders	362,789.92

Class A-4
Coupon	4.74000%
Interest Paid	714,950.00
Principal Paid	0.00

Total Paid to A-4 Holders	714,950.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.8483434
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	31.4063620

Total Distribution Amount	34.2547054

A-1 Interest Distribution Amount	1.9449944
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	138.2101898

Total A-1 Distribution Amount	140.1551842

A-2 Interest Distribution Amount	3.1238933
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	3.1238933

A-3a Interest Distribution Amount	3.2833333
A-3a Interest Carryover Shortfall	0.0000000
A-3a Principal Distribution Amount	0.0000000

Total A-3a Distribution Amount	3.2833333

A-3b Interest Distribution Amount	3.3905600
A-3b Interest Carryover Shortfall	0.0000000
A-3b Principal Distribution Amount	0.0000000

Total A-3b Distribution Amount	3.3905600

A-4 Interest Distribution Amount	3.9500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	3.9500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.0000000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	620.26
Noteholders’ Principal Distributable Amount	379.74

Account Balances	$ Amount

Advances
Balance as of 4/30/08	131,021.00
Balance as of 5/31/08	204,671.28
Change	73,650.28

Reserve Fund
Balance as of 4/30/08	2,951,456.55
Investment Earnings	6,775.18
Prior Month’s Investment Earnings paid	(10,279.88)
Withdrawal	0.00
Balance as of 5/31/08	2,947,951.85
Change	(3,504.70)

Reserve Fund Requirement	2,941,176.67